SHARE OPTIONS AND WARRANTS RESERVE (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Options And Warrants Reserve [Abstract]
Summary of Changes in Share Option and Warrants Reserve
Changes in the share option and warrants reserve are as follows:

	OPTIONS AND WARRANTS	USD
As at January 1, 2022	7,021,514	2,442
Share options and warrants expense	—	1,609
Share options granted	655,544	—
Share options exercised	(2,109,744)	(139)
Share warrants repurchased	(200,000)	(992)
Share options forfeited	(19,330)	—
Other	—	(20)
As at June 30, 2022	5,347,984	2,901
As at January 1, 2021	2,854,744	296
Share options and warrants expense	—	297
Modification of share warrant	—	869
Share options forfeited	(10,000)	—
As at June 30, 2021	2,844,744	1,462